Related party and employee transactions (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Beijing Starry Sky Cinema Co., Ltd.	17,731,875	20,559,007
Beijing Aijieli Technology Development Co., Ltd.	—	1,327,623
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	—	1,218,001
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	—	1,479,316
	17,731,875	24,583,947

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	620,462	1,482,166

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Shenzhen Pingjia Investment Management Co., Ltd.-current	66,229,724	69,307,495
Xinzheng Meihang Network Technology Co., Ltd.-non current	—	1,542,922

Total	66,229,724	70,850,417